UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21190
                                                     ---------

    Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           399 Park Avenue, 7th Floor
                               New York, NY 10043
     -------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      CitiGroup Alternative Investments LLC
                           399 Park Avenue, 7th Floor
                               New York, NY 10043
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 816-4999
                                                           --------------

                     Date of fiscal year end: March 31, 2004
                                              --------------

                    Date of reporting period: March 31, 2004
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                       CITIGROUP ALTERNATIVE INVESTMENTS
       MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

                                 ANNUAL REPORT

                                 MARCH 31, 2004

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
Series G - Letter to Members
as of March 31, 2004
--------------------------------------------------------------------------------

Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC - Series G ("Multi-Strategy" or the "Portfolio") was up an estimated 10.39% since March 2003, and is up 7.87% annualized since its inception in January 2003.

For the same time period, the S&P 500 was up 35.09%, while the Lehman Aggregate Bond Index was up 5.40%. The VIX equity volatility Index ("VIX Index") ranged between 14% and 33% during the past twelve months. Results for all of the Portfolio's hedge fund Rational Strategy Groups (RSGs) were positive for the past year.

PORTFOLIO REVIEW

DISCRETIONARY
The discretionary RSG turned in positive performance during the fiscal year from March 2003 to March 2004. Equity markets staged a powerful rally during the second quarter 2003, driven by investors' increased appetite for risk and an expectation that an economic recovery would take hold. The third quarter saw global equity markets continue to rally, supported by positive news flow and a relatively benign macro political environment. This RSG's positive performance during the fourth quarter of 2003 was thanks to the ongoing positive performance of the global equity markets. The quarter was characterized by moderate trading volume, accompanied by falling volatility. For first quarter of 2004 global equity markets showed strong performance in January and February, prompted by positive economic news and global economic growth. However, this trend reversed in March due to weak economic news in the Eurozone coupled with the train bombing in Spain, causing a decline in global equity markets and a rally in the fixed income markets. Japan was the exception, however, as improved domestic demand caused the opposite to occur. The U.S. dollar appreciated against the other major currencies by the end of the quarter. There was also a strong rally in commodities throughout the quarter, notably in grains and precious metals in March 2004.

One new U.S.-focused manager was added to the Portfolio during the third quarter of 2003, seeking to improve the overall quality of the Portfolio. Two global macro managers and one U.S. focused long/short equity manager were added to the Portfolio during the first quarter of 2004. One Japan focused manager was redeemed from the Portfolio in February. In addition, adjustments were made to existing allocations throughout the year to move them in line with objectives.

EQUITY ARBITRAGE
Equity arbitrage strategies were generally positive over the past twelve months. The second quarter of 2003 was satisfactory for this RSG. The accelerated buying of stocks led to higher returns for providers of short-term liquidity. Although equity volatility decreased as the quarter wore on, there was a rotation out of low growth value stocks into more speculative stocks, in particular those most devalued in the first quarter. The positive performance continued into the third quarter of last year as the economy continued to improve creating a positive background for the equity market. The last quarter of 2003 was uneventful for equity arbitrage strategies as they produced mixed performance amid strong gains in the equity markets. This RSG was slightly positive during the first quarter of 2004, which saw a downturn in the global financial markets by quarter-end due to rising oil prices, terrorist threats, and job market concerns. January 2004 was a relatively uneventful month, as all the major U.S. indices were positive, earnings reports were mostly positive, and volatility was low. In February, there was a shift out of low-quality, high-beta stocks, in favor of higher quality names since the Federal Reserve indicated a sooner than anticipated raise in interest rates in late January. The uninspiring economic and corporate news at the end of the quarter gave rise to higher volatility and correlations within and across industrial sectors.

Throughout the year, allocations to existing allocations were adjusted to keep them in line with objectives.

FIXED INCOME ARBITRAGE
Fixed income arbitrage strategies were positive over the past twelve months. This RSG performed well during the second quarter of 2003, despite a challenging backdrop. Fixed income markets across the world spent most of the quarter rallying aggressively as investors believed that central banks would continue to aggressively cut interest rates. By the end of the second quarter, however, when the U.S. Federal Reserve disappointed investors by only cutting rates by 25 basis points (bps), global fixed income markets quickly and dramatically reversed. This RSG's performance suffered during the third quarter of 2003 as 10-year Treasury yields, which began the quarter at their lows, traded as high as 4.6% during the quarter, before settling at 3.9%. Two-year Treasury yields closed at 1.5%, up 16 bps, as the Federal Reserve revealed a relaxed policy built on a view that inflation would remain in check and that growth, though strong in the near term, would not necessarily be sustainable. The yield curve therefore ended the quarter 26 bps steeper at 247 bps. Ten-year swap spreads ballooned from 34 bps to 66 bps before shrinking back to 42 bps. Volatile interest rate market fundamentals drove short-dated volatilities higher, while technical factors actually brought longer dated implied swaptions volatilities lower. Fixed income strategies were essentially flat for the last quarter of the year, which was relatively quiet for fixed income managers, as many relative value relationships remained in a tight range. No major themes emerged. On the positive side, profits were centered on various futures basis trades and swap spread trades. On the negative side, losses occurred primarily in cross-country curve trades


                                                CITIGROUP [GRAPHIC OMITTED]
                                                         ALTERNATIVE INVESTMENTS

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
Series G


and options trades. Fixed income arbitrage strategies remained essentially flat again for the first quarter of this year. The beginning of the quarter showed a few volatile weeks with the bond market rallying in the second week of January when the disappointing December employment report came out, and selling off near the end of the month when the Federal Reserve dropped the long-standing promise to hold rates steady for a "considerable period" from its statement. February marked the third straight monthly decline in yields, the longest stretch since September of 2002, and the quarter-end showed yields continuing to trade in an increasingly narrow range. The market witnessed a strong rally towards the end of the quarter immediately after the weak February payroll report came out on March 5th, followed by a relatively uneventful period.

Over the past year, one mortgage manager was added to the Portfolio in order to further diversify fixed income exposure, while another mortgage focused manager was completely redeemed from the Portfolio. In addition, allocations to existing managers were adjusted throughout the year to keep them in line with objectives.

EVENT DRIVEN PLUS
Event driven plus strategies had very strong performance since the beginning of the fiscal year in March 2003. This RSG performed well during the second quarter of 2003, as most managers in this RSG turned in varying degrees of positive performance. The continuation of the rally in sub-investment grade credit created a backdrop for profit generation. The Bear Stearns High Yield Index, up 9.90% for the quarter, continued to perform well following the massive sell-off in sub-investment grade credit last summer. As has been the case throughout the rally, the weakest rated credits were the quarter's biggest winners. A generally improving sub-investment grade credit market provided opportunities for profit generation in the third quarter of 2003, as the Bear Stearns High Yield Index finished up 2.4% for these three months. The stable yield environment enabled managers to capture some carry from their long positions and favorable steps forward in various bankruptcy restructuring processes provided additional positive performance. This strategy was also solidly profitable during the final quarter of 2003. A continuation of the rally in sub-investment grade credit (the Bear Stearns High Yield Index was up 6.2%) extended what has been a favorable environment for strong performance for event driven strategies. During the first quarter of 2004, the rally in sub-investment grade credit continued, especially over the first two weeks of the year. In February, though it was a challenging month, this strategy continued to be profitable even with the Bear Stearns High Yield Index being down on a total return basis for only the second month in the last 16. The end of the quarter was mixed for the macro environment with credit starting off well and volatility being neutral in the beginning of March, only for both to reverse mid-month, and then again in the final week of the quarter.

Over the past twelve months, the Investment Adviser redeemed fully from one convertible arbitrage manager as the senior portfolio manager left their firm. A new multi-strategy event driven manager was added, with a particular focus on credit to further diversify the Portfolio. Also, one convertible arbitrage manager was removed from the Portfolio, as was one distressed manager. These moves were made to reduce credit exposure in the Portfolio and to make remaining manager positions more meaningful to the overall Portfolio's performance. In addition, one volatility-oriented convertible arbitrage manager and one European focused event driven manager were added to the Portfolio to obtain further diversification and additional allocations were made to existing managers to keep the Portfolio in line with diversification objectives going forward.

MARKET OUTLOOK

DISCRETIONARY
-------------
April started off on a good note with the release of a surprisingly strong U.S. jobs report. Before the release, some economists wondered about inconsistencies between the employment figures and other economic data. Now, at least for a moment, the economic data seems to be supportive of those investors who are bullish on the economy. Although equity valuations do not appear cheap, it seems that there is enough bullishness among market participants to propel equity markets higher. While some long-short equity managers reduced their net long exposure during the March sell-off, most of them remain bullish on the market. At the same time, investors' sentiments may change quickly if there is any major disappointing economic news or a new terrorist attack. In fixed income markets, we may have seen the lows in interest rates with yields poised to move higher. Currency markets still appear to be range bound in the near term. If there is a continued global recovery, commodity markets should perform well, aiding discretionary and trend-following CTAs. Overall, despite the challenging global environment, the Investment Adviser believes that significant opportunities still exist.

EQUITY ARBITRAGE
After several months of disappointing employment news, the better-than expected rise in job creation finally arrived on April 2nd, which immediately caused a sell-off in bonds and a buying frenzy in stocks. Additionally, dollar strength and a muchneeded pause in the rise of oil prices also contributed to the stock market's gains. For the first week of April, the Dow Jones Industrial Average added 2.5%, the S&P rose 3.4% and the Nasdaq jumped 5%. Not surprisingly, the more economically sensitive areas of the market led the way with technology, industrial and basic materials up between 4% and 5%. The laggards were the more defensive names, including utilities, financial stocks, and cyclicals, which were up between 1% and 2.5%. The

4/22/04
                                                CITIGROUP [GRAPHIC OMITTED]
                                                         ALTERNATIVE INVESTMENTS

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
Series G


rise in cyclicals seems to reinforce investors' belief that the economy appears in good shape. If the earnings reports that come out in the next few weeks are as good as expected, the equity market may resume its upward path. The Investment Adviser believes that the Portfolio's discretionary managers might then bounce back from last month's negative performance, assuming terrorist related concerns diminish and the economy continues to advance. Given this scenario, equity market neutral managers may continue to generate positive returns with investors paying closer attention to quality and valuation. Statistical arbitrage managers are also currently expected to perform well, as the current low levels of volatility are unlikely to continue.

FIXED INCOME ARBITRAGE
----------------------
The 308,000 non-farm jobs added in March versus the consensus of 120,000 immediately caused Treasury yields to move higher, swap spreads to widen and implied volatility to surge. Between March 26th and the morning of April 2nd, yields on the 5-year and 10-year notes rose by 31 bps and 28 bps, while the yields on the 2-year and 30-year treasuries rose by 27 bps and 21 bps, respectively. Thus, the short end of the curve steepened, while the intermediate (5's/10's) and long end (10's/30's) flattened. Meanwhile, TIPS outperformed nominals, with break-even spreads widening on both short-term and long-term maturities. The sharp movement in rates, combined with increased volatility, is likely to result in short-term dislocations, and hence provide greater trading opportunities for global rates focused managers. Mortgages cheapened through much of March, as lower mortgage rates reignited prepayment concerns. The performance of mortgage managers will depend on how the key factors affecting mortgages, such as supply and demand, prepayment, and volatility play out in April.

EVENT DRIVEN PLUS
------------------
The Investment Adviser's outlook for event driven strategies is largely unchanged going farward. With respect to the Portfolio's convertible arbitrage allocation, the Investment Adviser continues to favor volatility-oriented arbitrageurs. This decision paid off in March. Following interim volatility highs in mid-March, the VIX index (one measure of broad equity volatility) traded back down to levels where the potential for realizing value through convertible positioning appears attractive. Increased deal activity bodes well for merger arbitrageurs and event driven specialists. In terms of new deal announcements, March slowed relative to the first two months of the year; global deal volume for the 1st quarter of 2004, at $538 billion, was more than double that of the same periods for both 2002 and 2003 and 35% more than in the first quarter of 2001. One must go back to the 1st quarter of 2000, the last rich year for merger arbitrage returns, to see volume greater than current levels. As mentioned last month, with respect to distressed investing, the Investment Adviser believes it may pay to be more trading-oriented in the near-term, as the broad market rally may be nearer to its end than to its beginning. Once again, specific credit selection should prove to be very important to alpha generation going forward. Lastly, the Investment Adviser is always wary of unforeseen economic or geopolitical events that could temporarily impair short volatility strategies like distressed investing and merger arbitrage. However, the Investment Adviser views its convertible arbitrage exposure as a hedge against such a scenario. In addition, many of the Portfolio's distressed specialists have built cash reserves and have increased short exposure given current market conditions.


Sincerely,
Clifford De Souza
SENIOR INVESTMENT OFFICER

POTENTIAL INVESTORS SHOULD CLEARLY UNDERSTAND THE RISKS INVOLVED IN AN INVESTMENT IN THE PORTFOLIO. INVESTING IN HEDGE FUNDS IS SPECULATIVE, NOT SUITABLE FOR ALL CLIENTS, AND INTENDED FOR EXPERIENCED AND SOPHISTICATED INVESTORS WHO ARE WILLING TO BEAR THE HIGH ECONOMIC RISKS OF THE INVESTMENT, WHICH CAN INCLUDE:

o LOSS OF ALL OR A SUBSTANTIAL PORTION OF THE INVESTMENT DUE TO LEVERAGING, SHORT-SELLING OR OTHER SPECULATIVE INVESTMENT PRACTICES;
o LACK OF LIQUIDITY IN THAT THERE MAY BE NO SECONDARY MARKET FOR THE FUND AND NONE EXPECTED TO DEVELOP;
o VOLATILITY OF RETURNS;
o RESTRICTIONS ON TRANSFERRING INTERESTS IN THE FUND;
o ABSENCE OF INFORMATION REGARDING VALUATIONS AND PRICING;
o DELAYS IN TAX REPORTING;
o LESS REGULATION AND HIGHER FEES THAN MUTUAL FUNDS; AND
o MANAGER RISK.

OPINIONS EXPRESSED IN THIS REPORT ARE INTENDED SOLELY AS GENERAL MARKET COMMENTARY AND DO NOT CONSTITUTE INVESTMENT ADVICE OR A GUARANTEE OF RETURNS.

4/22/04
                                                CITIGROUP [GRAPHIC OMITTED]
                                                         ALTERNATIVE INVESTMENTS

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
Series G

--------------------------------------------------------------------------------
UNITS OF CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC ARE NOT DEPOSITS IN, OBLIGATIONS OF, OR GUARANTEED BY SMITH BARNEY, CITIGROUP OR ANY OF THEIR AFFILIATES, ARE NOT GOVERNMENT GUARANTEED AND INVOLVE INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The performance information and investment opportunities contained herein are for informational purposes and are not to be construed as indicative of the future performance or investment strategy of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC.

4/22/04
                                                CITIGROUP [GRAPHIC OMITTED]
                                                         ALTERNATIVE INVESTMENTS

[GRAPHIC OMITTED]
KPMG

                         KPMG LLP
                         757 Third Avenue
                         New York, NY 10017


             Report of Independent Registered Public Accounting Firm
             -------------------------------------------------------

To the Members and Board of Directors of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC-Multi-Strategy
Series G

We have audited the accompanying statement of assets and liabilities of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC-Multi-Strategy Series G (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statements of operations and cash flows for the year then ended, and the statements of changes in members' capital and financial highlights for the year ended March 31, 2004 and the period January 1, 2003 (commencement of operations) to March 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of March 31, 2004, by inspection of investment subscription documents and confirmation with underlying investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC-Multi-Strategy Series G, as of March 31, 2004, the results of its operations and its cash flows for the year then ended, and the changes in members' capital and financial highlights for the year ended March 31, 2004 and the period from January 1, 2003 through March 31, 2003, in conformity with U.S. generally accepted accounting principles.



                                    /s/ KPMG LLP


New York, New York
May 21, 2004


          KPMG LLP, a U.S. limited liability partnership, is the U.S.
             member firm of KPMG International, a Swiss cooperative.

                        CITIGROUP ALTERNATIVE INVESTMENTS
       MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2004

--------------------------------------------------------------------------------

ASSETS

Cash and cash equivalents                                         $  11,840,006
Investments, at fair value (Cost: $105,385,177)                     114,108,888
Receivable from investment funds                                        478,850
Other assets                                                            151,490
                                                               -----------------

      TOTAL ASSETS                                                  126,579,234
                                                               -----------------

LIABILITIES

Contributions received in advance                                    22,070,175
Redemptions payable                                                     431,033
Management fee payable                                                  195,522
Offering costs payable                                                  109,632
Accounts payable and accrued expenses                                   494,590
                                                               -----------------

      TOTAL LIABILITIES                                              23,300,952
                                                               -----------------

            MEMBERS' CAPITAL (93,942.933 UNITS OUTSTANDING)       $ 103,278,282
                                                               =================

      NET ASSET VALUE PER UNIT                                    $    1,099.37
                                                               =================

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
       MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2004

-------------------------------------------------------------------------------------------------------------------------
                                                                               COST          FAIR VALUE     % OF MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS                                                                                 CAPITAL
         FIXED INCOME ARBITRAGE
               Alliance High Grade Strategy Partners, L.P. - a           $   2,470,000       $ 2,550,394         2.47%
               Concordia I, L.P. - a                                         2,070,000         2,142,632         2.07%
               PIMCO Global Relative Value Fund, L.L.C. - b                  2,250,000         2,255,047         2.18%

         EVENT DRIVEN
               Brencourt Multi-Strategy, L.P. - b                        $   1,960,000       $ 2,089,009         2.02%
               Canyon Value Realization Fund, L.P. - b                       2,150,000         2,459,947         2.38%
               Centaurus Alpha Fund L.P. - a                                 3,500,000         3,587,301         3.47%
               Courage Special Situations Fund, L.P.  - b                    1,760,000         2,342,901         2.27%
               GoldenTree High Yield Partners, L.P. - b                      2,460,000         3,196,636         3.10%
               Lydian Partners II, L.P. - b                                  3,910,000         4,207,306         4.07%
               Polaris Vega Investors L.P. - a                               2,500,000         2,501,198         2.42%
               MW Post Opportunity Fund, L.P. - b                            2,000,000         2,527,260         2.45%
               Purchase Associates II, L.P. - b                              1,360,000         1,454,694         1.41%
               Taconic Capital Partners 1.5, L.P. - b                        1,922,252         2,035,496         1.97%
               West Broadway Partners, L.P. - b                              2,370,000         2,462,310         2.39%

         EQUITY ARBITRAGE
               Frontpoint Utility & Energy, L.P. - b                     $   5,000,000       $ 5,174,569         5.01%
               Jemmco Partners, L.P. - c                                       500,000           524,977         0.51%
               Pentangle Partners, L.P. - a                                  1,468,500         1,543,553         1.50%
               SSI Long/Short Equity Market Neutral, L.P. - b                1,708,500         1,691,829         1.64%

         DISCRETIONARY
               Chilton Small Cap Partners, L.P. Class A - c              $   3,720,000       $ 4,833,070         4.68%
               Delta Institutional, L.P. - b                                 4,100,000         5,440,324         5.27%
               North River Partners,  L.P. - d                               4,720,000         5,796,843         5.61%
               North Sound Legacy Institutional,  L.L.C. - b                 6,000,000         6,787,427         6.57%
               Prism Partners I, L.P. - b                                    6,500,000         7,184,045         6.96%
               The Capital Hedge Fund Ltd - a                                6,000,000         6,137,665         5.94%
               Willow Creek Capital Partners, L.P. - b                       6,940,000         7,057,730         6.83%
               Woodallen Global Fund L.P. - b                                4,000,000         4,078,800         3.95%

                                                                  ----------------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                                    $  83,339,252     $  92,062,963         89.14%

SHORT TERM INVESTMENTS
               BlackRock PIF Temp Fund                                   $  22,045,925     $  22,045,925         21.35%
                                                                  ----------------------------------------------------------
TOTAL INVESTMENTS                                                        $ 105,385,177     $ 114,108,888        110.49%

OTHER ASSETS, LESS LIABILITIES                                                             $ (10,830,606)       (10.49%)
                                                                                         -----------------------------------

MEMBERS' CAPITAL                                                                           $ 103,278,282        100.00%
                                                                                         ===================================

Note: Investments in underlying Investment Funds are categorized by investment strategy.
a - Redemptions permitted monthly                               c - Redemptions permitted annually
b - Redemptions permitted quarterly                             d - Redemptions permitted semi-annually

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
       MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             STATEMENT OF OPERATIONS
                            YEAR ENDED MARCH 31, 2004

--------------------------------------------------------------------------------

INVESTMENT INCOME
      Interest                                                         $ 19,055
                                                                 ---------------

            TOTAL INVESTMENT INCOME                                      19,055
                                                                 ---------------

EXPENSES
      Management fees                                                 1,620,360
      Administration fees                                               215,700
      Professional fees                                                 207,504
      Amortization of offering costs                                    171,321
      Marketing fees                                                     56,343
      Custodian fees                                                     11,960
      Directors' fees and expenses                                       21,184
      Miscellaneous expenses                                            151,711
                                                                 ---------------

            Total expenses                                            2,456,083
                                                                 ---------------

            Net investment loss                                      (2,437,028)
                                                                 ---------------

Realized and unrealized gain on investments:

Net realized gain on investments                                        307,192
Net change in unrealized appreciation on investments                  8,496,546
                                                                 ---------------

Net realized and unrealized gain on investments                       8,803,738
                                                                 ---------------

Increase in members' capital derived from investment activities     $ 6,366,710
                                                                 ===============


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
       MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                    STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
      FOR THE YEAR ENDED MARCH 31, 2004 AND FOR THE PERIOD JANUARY 1, 2003
               (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2003
--------------------------------------------------------------------------------

                                                                        YEAR ENDED           THREE MONTHS ENDED
                                                                      MARCH 31, 2004           MARCH 31, 2003
FROM INVESTMENT ACTIVITIES

      Net investment loss                                              $ (2,437,028)               $ (411,448)
      Net realized gain (loss) on investments                               307,192                    (2,650)
      Net change in unrealized appreciation on investments                8,496,546                   227,165
                                                                  ------------------          ----------------

         Increase (decrease)  in members' capital
         derived from investment activities                               6,366,710                  (186,933)

MEMBERS' CAPITAL TRANSACTIONS

      Capital contributions                                              61,119,628                38,613,600
      Capital withdrawals                                                (2,634,723)                        -
                                                                  ------------------          ----------------

         INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                               58,484,905                38,613,600



         MEMBERS' CAPITAL AT BEGINNING OF PERIOD                         38,426,667                         -
                                                                  ------------------          ----------------

         MEMBERS' CAPITAL AT END OF PERIOD (93,942.933
         AND 38,586.549 UNITS OUTSTANDING AT MARCH 31, 2004           $ 103,278,282              $ 38,426,667
         AND 2003, RESPECTIVELY)                                  ==================          ================


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
       MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             STATEMENT OF CASH FLOWS
                            YEAR ENDED MARCH 31, 2004

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital derived from investment activities                $  6,366,710
Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
      Increase in investments, at fair value                                    (80,516,223)
      Increase in receivable from investment funds                                 (478,850)
      Decrease in receivable from affiliate                                          89,698
      Increase in other assets                                                       (3,644)
      Increase in management fee payable                                            123,336
      Increase in offering costs payable                                             63,290
      Increase in accounts payable and accrued expenses                             342,040
                                                                           -----------------
         NET CASH USED IN OPERATING ACTIVITIES                                  (74,013,643)

CASH FLOWS FROM FINANCING ACTIVITIES
      Capital contributions                                                      61,119,628
      Capital withdrawals                                                        (2,203,690)
      Increase in contributions received in advance                              14,922,675
                                                                           -----------------
         NET CASH PROVIDED BY FINANCING ACTIVITIES                               73,838,613

                                                                           -----------------
         Net decrease in cash and cash equivalents                                 (175,030)

         Cash and cash equivalents at beginning of period                        12,015,036
                                                                           -----------------
         Cash and cash equivalents at end of period                            $ 11,840,006
                                                                           =================


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
       MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                              FINANCIAL HIGHLIGHTS
      FOR THE YEAR ENDED MARCH 31, 2004 AND FOR THE PERIOD JANUARY 1, 2003
               (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2003
                  FOR A UNIT OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                       YEAR ENDED             THREE MONTHS ENDED
                                                                     MARCH 31, 2004             MARCH 31, 2003


NET ASSET VALUE, BEGINNING OF PERIOD:                                       $ 995.86                 $ 1,000.00
                                                                  ===================        ===================
      INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss                                                     (36.19)                    (12.87)
      Net realized and unrealized gain on investments                         139.70                       8.73
                                                                  -------------------        -------------------
      TOTAL FROM INVESTMENT OPERATIONS                                        103.51                      (4.14)
                                                                  -------------------        -------------------

NET ASSET VALUE, END OF PERIOD:                                           $ 1,099.37                   $ 995.86
                                                                  ===================        ===================

TOTAL RETURN                                                                  10.39%                  (0.41%)**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                              $ 103,278,282               $ 38,426,667
                                                                  ===================        ===================
Portfolio turnover                                                            21.29%                  29.92% *
Ratio of expenses to average net assets                                        3.43%                   5.28% *
Ratio of net investment loss to average net assets                            (3.40%)                 (5.22%)*

*     Annualized.
**    Total return for a period of less than a full year is not annualized.


THE ABOVE RATIOS MAY VARY FOR INDIVIDUAL INVESTORS BASED ON THE TIMING OF CAPITAL TRANSACTIONS DURING THE PERIOD.


The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC ("the Company") was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 ("1933 Act"). The Company consists of two separate series, Multi-Strategy Series M and Multi-Strategy Series G (each a "Series"). The financial statements included herein are for Multi-Strategy Series G. The investment objective of Multi-Strategy Series G is to achieve capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as "alternative" strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of Multi-Strategy Series G can be described as a fund of hedge funds.

         Units of Multi-Strategy Series G are sold to eligible investors (referred to as "Members"). The minimum initial investment in Multi-Strategy Series G from each Member is $25,000 (and was $50,000 from January 1, 2003 to November 1, 2003); the minimum additional investment is $10,000.

         Citigroup Alternative Investments LLC ("CAI" or "the "Adviser"), a Delaware limited liability company and indirect, wholly owned subsidiary of Citigroup Inc., serves as Multi-Strategy Series G's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of Multi-Strategy Series G's assets to various Investment Funds. AMACAR Partners, Inc. is the managing member of Multi-Strategy Series G and has delegated substantially all authority to oversee the management of the operations and assets of Multi-Strategy Series G to the Board of Directors.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda. Multi-Strategy Series G values these investments at fair value based on financial data supplied by the Investment Funds.

         a.  PORTFOLIO VALUATION

         The net asset value of Multi-Strategy Series G is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

                                      -8-
                                                                  (continued)

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

         Multi-Strategy Series G's investments in Investment Funds are carried at fair value as determined by Multi-Strategy Series G's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements. Each Investment Manager to which the Adviser allocates assets will charge Multi-Strategy Series G, as investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually.

         As a general matter, the fair value of Multi-Strategy Series G's investment in an Investment Fund represents the amount that Multi-Strategy Series G can reasonably expect to receive from an Investment Fund if Multi-Strategy Series G's investment were redeemed at the time of valuation, based on information available at the time. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a Member's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. Multi-strategy Series G does not take a liquidity discount on any Investment Funds held. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

         b.  FUND EXPENSES

         Multi-Strategy Series G bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for Multi-Strategy Series G's account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors. Costs incurred in connection with the initial offering were deferred and amortized over the first twelve months of operations; costs incurred in connection with Multi-Strategy Series G's subsequent registration under the 1933 Act have been deferred and are being amortized over the twelve months commencing after the effective date of such registration statement.

         c.  INCOME TAXES

         Multi-Strategy Series G currently intends to operate as a partnership and not as an association or publicly traded partnership taxable as a corporation for U.S. federal income tax purposes. Each Member will be required to report on his, her or its own annual tax return the Member's distributive share of Multi-Strategy Series G's taxable income or loss.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

         d.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, N.A. account that pays money market rates and are accounted for at cost plus accrued interest.

         e.  CONTRIBUTIONS RECEIVED IN ADVANCE

         Contributions received in advance of $22,070,175 represents subscriptions received to be credited to Members' capital accounts on April 1, 2004. Such amount is largely represented within the short term investments balance as depicted on the accompanying schedule of investments.

         f.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing Multi-Strategy Series G's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  MANAGEMENT FEE, ADMINISTRATIVE FEE, RELATED PARTY TRANSACTIONS AND
         OTHER

         CAI, as Adviser, provides certain management and administrative services to Multi-Strategy Series G. CAI acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, CAI also provides office space and other support services. In consideration for such services, Multi-Strategy Series G will pay the Adviser a monthly management fee equal to 0.188% (2.25% on an annualized basis) of end of month Members' capital. The Adviser will pay a portion of the fee to its affiliates.

         In addition, CAI allocated certain marketing related expenses of $56,343 to Multi-Strategy Series G during the year ended March 31, 2004.

         Placement agents may be retained by the Company to assist in the placement of Units. A placement agent, which may be affiliated with the Adviser, will generally be entitled to receive a fee from each investor in the Company whose Units the agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in a Series. Placement agents may also be reimbursed by the Company with respect to certain out-of-pocket expenses.

         Citigroup Global Markets, Inc. ("CGM"), an affiliate of CAI and a wholly owned subsidiary of Citigroup, Inc. serves as a placement agent of the Multi-Strategy Series G Units. For the year ended March 31, 2004, CGM earned $938,947 in placement fees on Multi-Strategy Series G Units. Such

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

         fees are deducted from an investor's gross contribution amount.

         On March 18, 2004, the Company entered into an agreement with a third party to act as an additional placement agent for Multi-Strategy Series G Units. Placement fees may range from 0 to 3%. In addition, the Adviser may also pay a portion of its management fee to such placement agent.

         Multi-Strategy Series G pays CAI a monthly fee of 0.025% (0.30% on an annualized basis) for administration based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain expenses. CAI, as Administrator, has retained PFPC Inc. ("PFPC"), an independent third party and wholly-owned subsidiary of PNC Bank, N.A., to assist in the performance of its administrative duties. PFPC provides certain accounting, record keeping, tax and investor related services.

         Each Director who is not an "interested person" of Multi-Strategy Series G, as defined by the 1940 Act, receives an annual retainer of $10,000 plus a fee per meeting of the Board of Directors of $500. Any Director who is an "interested person" does not receive any annual or other fee from Multi-Strategy Series G. All Directors are reimbursed for all reasonable out of pocket expenses. Total amounts expensed related to Directors by Multi-Strategy Series G for the year ended March 31, 2004 were $21,184.

         PFPC Trust Company (an affiliate of PNC Bank, N.A.) serves as custodian of Multi-Strategy Series G's assets and provides custodial services for Multi-Strategy Series G. Fees payable to the custodian and reimbursement for certain expenses are paid by Multi-Strategy Series G.

     4.  SECURITIES TRANSACTIONS

         The following table lists the aggregate purchases, proceeds from sales of Investment Funds, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation as of March 31, 2004. At March 31, 2004, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

         Aggregate purchases                         $63,962,252
         Aggregate proceeds from sales               $14,295,691
         Gross unrealized appreciation               $ 8,740,382
         Gross unrealized depreciation               $    16,671
         Net unrealized appreciation                 $ 8,723,711

         Receivable from investment funds represents partial redemptions as of March 31, 2004.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

     5.  CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

         Generally, initial and additional subscriptions for Units may be accepted as of the first day of each month. CAI has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Units in Multi-Strategy Series G. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause Multi-Strategy Series G to repurchase Units from Members pursuant to written tenders by members on such terms and conditions as it may determine. CAI expects that it typically will recommend to the Board of Directors that the Company offer to repurchase Units from Members quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

         Net profits or net losses of Multi-Strategy Series G for each month-end will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of each month in accordance with the Members' respective investment percentages for the month.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which Multi-Strategy Series G invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps.

                                 FUND MANAGEMENT
                                   (UNAUDITED)

         The Company's officers are appointed by the Directors and oversee the management of the day-to-day operations of the Company and each Series under the supervision of the Board of Directors. Two of the Directors and all of the officers of the Company are directors, officers or employees of the Adviser, the Managing Member, their subsidiaries or Citigroup. The other Directors are not affiliated with the Adviser, the Managing Member, their subsidiaries or Citigroup and are not "interested persons" as defined under Section 2(a)(19) of the 1940 Act (the "Independent Directors"). The Directors and officers of the Company also may be directors and officers of other investment companies managed, advised, administered or distributed by Citigroup or its subsidiaries. A list of the Directors and officers of the Company and a brief statement of their present positions and principal occupations during the past five years are set out below. To the fullest extent allowed by applicable law, including the 1940 Act, the Limited Liability Company Agreement indemnifies the Directors and officers for all costs, liabilities and expenses that they may experience as a result of their service as such.

         Certain of the Directors and officers of the Company are also directors and/or officers of other investment companies that are advised by the Adviser or its affiliates. The address for each Director and officer in his or her capacity as such is 399 Park Avenue, 7th Floor, New York, N.Y. 10043.

                              INDEPENDENT DIRECTORS
                             (INFORMATION UNAUDITED)


                                                               PRINCIPAL
                     POSITION(S) HELD  TERM OF OFFICE*       OCCUPATION(S)             NUMBER OF PORTFOLIOS           OTHER
     NAME                  WITH         AND LENGTH OF           DURING                    IN FUND COMPLEX        DIRECTORSHIPS
    AND AGE            THE COMPANY       TIME SERVED         PAST 5 YEARS              OVERSEEN BY DIRECTOR     HELD BY DIRECTOR
----------------     ----------------  --------------- -------------------------       --------------------  -----------------------
Charles Hurty        Director          November 2002   Business Consultant             Two                   GMAM Absolute
(born 1943)                            to present      since October 2001;                                   Return Strategies
                                                       prior thereto, partner                                Fund, LLC
                                                       with accounting firm
                                                       of KPMG, LLP.


Steven Krull         Director          November 2002   Professor of Finance            Two                   None
(born 1957)                            to present      at Hofstra
                                                       University; Business
                                                       Consultant.

David Scudder        Director          November 2002   Vice President of               Two                   New England
(born 1936)                            to present      Trusts of Harvard                                     Conservatory, The
                                                       Management Company                                    Advisory
                                                       (HMC) since February                                  Committee for the
                                                       1999; prior thereto,                                  Office for the
                                                       Partner and                                           Arts at Harvard
                                                       Portfolio Manager                                     University, the
                                                       for Wellington                                        Boston Lyric
                                                       Management Co., LLP.                                  Opera,
                                                                                                             Massachusetts Eye
                                                                                                             and Ear Infirmary

---------
* Term of office of each Director is indefinite.


                                                               PRINCIPAL
                     POSITION(S) HELD  TERM OF OFFICE*       OCCUPATION(S)             NUMBER OF PORTFOLIOS           OTHER
     NAME                  WITH         AND LENGTH OF           DURING                    IN FUND COMPLEX        DIRECTORSHIPS
    AND AGE            THE COMPANY       TIME SERVED         PAST 5 YEARS              OVERSEEN BY DIRECTOR     HELD BY DIRECTOR
----------------     ----------------  --------------- -------------------------       --------------------  -----------------------

Clifford De Souza    President and     November 2002   Senior Vice President with      Two                   On the Board of a
(born 1961)          Director          to present      Citigroup Alternative                                 privately offered
                                                       Investments LLC since                                 investment fund
                                                       November 2001; prior                                  advised by the
                                                       thereto, Chief Operating                              Advisor.
                                                       Officer of Plusfunds Ltd.
                                                       Since November 1999, prior
                                                       thereto, co-head Emerging
                                                       Market Debt and Foreign
                                                       Exchange trading for
                                                       Warburg Dillon Read/UBS
                                                       from August 1995.


Janet Holmes         Vice President    November 2002   Managing Director with          Two                   None
(born 1959)          and Director      to present      Citigroup Alternative
                     (Chair)                           Investments LLC since
                                                       December 2001; prior
                                                       thereto, Managing
                                                       Director, Head of Product
                                                       Development and Head of
                                                       Hedge Fund Review and
                                                       Appeal for PlusFunds Ltd.
                                                       since January 2000; prior
                                                       thereto, Vice President
                                                       with Standard & Poor's
                                                       since February 1997.

---------
* Term of office of each Director is indefinite.

                                   OFFICERS
                           (INFORMATION UNAUDITED)




                     POSITION(S) HELD       TERM OF OFFICE*
     NAME                  WITH              AND LENGTH OF                                 PRINCIPAL OCCUPATION(S)
    AND AGE            THE COMPANY            TIME SERVED                                    DURING PAST 5 YEARS
----------------     ----------------  ------------------------        -------------------------------------------------------------

Clifford De Souza    President and     November 2002 to present        See table for "Interested Directors" above.
(born 1961)          Director


Janet Holmes         Vice President    November 2002 to present        See table for "Interested Directors" above.
(born 1959)          and Director
                     (Chair)

Claudio Macchetto    Treasurer         November 2002 to present        Vice President with Citigroup Alternative Investments LLC
(born 1970)                                                            since October 2002; prior thereto, Head of Business
                                                                       Development since October 2001; Vice President, Citigroup
                                                                       Corporate Development from March 2001 to October 2001;
                                                                       First Vice President, Smith Barney Inc. from September 1999 to February 2001; prior thereto, Senior Associate in the
                                                                       Financial and Health Services Group with Booz, Allen &
                                                                       Hamilton Inc. since August 1999 and Associate since
                                                                       September 1996.


Sonia Rubinic        Secretary         November 2002 to present        Director, Citigroup Alternative Investments LLC since
(born 1965)                                                            April 1997.

Bernadette Reynolds  Assistant         November 2002 to present        Vice President with Citigroup Alternative Investments LLC
(born 1971)          Secretary                                         since July 2002; prior thereto, Senior Associate and Client
                                                                       Service Manager with Morgan Stanley since December 2000;
                                                                       prior thereto, Director of Operations with PlusFunds.com
                                                                       March 2000 to November 2000; Assistant Vice President with
                                                                       Chase Manhattan Bank from October 1998 to February 2000;
                                                                       Senior Client Executive with Morgan Stanley Global
                                                                       Securities from June 1997 to October 1998.


         Other than as described above, since December 1, 2003, none of the Independent Directors who is a director of another investment company whose adviser and principal underwriter is Citigroup Alternative Investments LLC has held any other position with (i) the Company, (ii) an investment company having the same adviser or principal underwriter as the Company or an adviser or principal underwriter that controls, is controlled by or is under common control with the Adviser, (iii) the Adviser or other affiliate of the Company or (iv) any person controlling, controlled by or under common control with the Adviser. None of the Directors currently owns Units of either Series, nor do they own equity securities issued by other investment companies in the Fund Complex.

                       CITIGROUP ALTERNATIVE INVESTMENTS
       MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M

                                 ANNUAL REPORT

                                 MARCH 31, 2004

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
Series M - Letter to Members
as of March 31, 2004
--------------------------------------------------------------------------------

Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC - Series M ("Multi-Strategy" or the "Portfolio") was up an estimated 8.05% since March 2003, and is up 5.78% annualized since its inception in January 2003.

For the same time period, the S&P 500 was up 35.09%, while the Lehman Aggregate Bond Index was up 5.40%. The VIX equity volatility Index ("VIX Index") ranged between 14% and 33% during the past twelve months. Results for all of the Portfolio's hedge fund Rational Strategy Groups (RSGs) were positive for the past year.

PORTFOLIO REVIEW

DISCRETIONARY
The discretionary RSG turned in positive performance during the fiscal year from March 2003 to March 2004. Equity markets staged a powerful rally during the second quarter 2003, driven by investors' increased appetite for risk and an expectation that an economic recovery would take hold. The third quarter saw global equity markets continue to rally, supported by positive news flow and a relatively benign macro political environment. This RSG's positive performance during the fourth quarter of 2003 was thanks to the ongoing positive performance of the global equity markets. The quarter was characterized by moderate trading volume, accompanied by falling volatility. For first quarter of 2004 global equity markets showed strong performance in January and February, prompted by positive economic news and global economic growth. However, this trend reversed in March due to weak economic news in the Eurozone coupled with the train bombing in Spain, causing a decline in global equity markets and a rally in the fixed income markets. Japan was the exception, however, as improved domestic demand caused the opposite to occur. The U.S. dollar appreciated against the other major currencies by the end of the quarter. There was also a strong rally in commodities throughout the quarter, notably in grains and precious metals in March 2004.

One new U.S.-focused manager was added to the Portfolio during the third quarter of 2003, seeking to improve the overall quality of the Portfolio. Two global macro managers and one U.S. focused long/short equity manager were added to the Portfolio during the first quarter of 2004. One Japan focused manager was redeemed from the Portfolio in February. In addition, adjustments were made to existing allocations throughout the year to move them in line with objectives.

EQUITY ARBITRAGE
Equity arbitrage strategies were generally positive over the past twelve months. The second quarter of 2003 was satisfactory for this RSG. The accelerated buying of stocks led to higher returns for providers of short-term liquidity. Although equity volatility decreased as the quarter wore on, there was a rotation out of low growth value stocks into more speculative stocks, in particular those most devalued in the first quarter. The positive performance continued into the third quarter of last year as the economy continued to improve creating a positive background for the equity market. The last quarter of 2003 was uneventful for equity arbitrage strategies as they produced mixed performance amid strong gains in the equity markets. This RSG was slightly positive during the first quarter of 2004, which saw a downturn in the global financial markets by quarter-end due to rising oil prices, terrorist threats, and job market concerns. January 2004 was a relatively uneventful month, as all the major U.S. indices were positive, earnings reports were mostly positive, and volatility was low. In February, there was a shift out of low-quality, high-beta stocks, in favor of higher quality names since the Federal Reserve indicated a sooner than anticipated raise in interest rates in late January. The uninspiring economic and corporate news at the end of the quarter gave rise to higher volatility and correlations within and across industrial sectors.

Throughout the year, allocations to existing allocations were adjusted to keep them in line with objectives.

FIXED INCOME  ARBITRAGE
Fixed income arbitrage strategies were positive over the past twelve months. This RSG performed well during the second quarter of 2003, despite a challenging backdrop. Fixed income markets across the world spent most of the quarter rallying aggressively as investors believed that central banks would continue to aggressively cut interest rates. By the end of the second quarter, however, when the U.S. Federal Reserve disappointed investors by only cutting rates by 25 basis points (bps), global fixed income markets quickly and dramatically reversed. This RSG's performance suffered during the third quarter of 2003 as 10-year Treasury yields, which began the quarter at their lows, traded as high as 4.6% during the quarter, before settling at 3.9%. Two-year Treasury yields closed at 1.5%, up 16 bps, as the Federal Reserve revealed a relaxed policy built on a view that inflation would remain in check and that growth, though strong in the near term, would not necessarily be sustainable. The yield curve therefore ended the quarter 26 bps steeper at 247 bps. Ten-year swap spreads ballooned from 34 bps to 66 bps before shrinking back to 42 bps. Volatile interest rate market fundamentals drove short-dated volatilities higher, while technical factors actually brought longer dated implied swaptions volatilities lower. Fixed income strategies were essentially flat for the last quarter of the year, which was relatively quiet for fixed income managers, as many relative value relationships remained in a tight range. No major themes emerged. On the positive side, profits were centered on various futures basis trades and swap spread trades. On the negative side, losses occurred primarily in cross-country curve trades

                                                CITIGROUP [GRAPHIC OMITTED]
                                                         ALTERNATIVE INVESTMENTS

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
Series M

and options trades. Fixed income arbitrage strategies remained essentially flat again for the first quarter of this year. The beginning of the quarter showed a few volatile weeks with the bond market rallying in the second week of January when the disappointing December employment report came out, and selling off near the end of the month when the Federal Reserve dropped the long-standing promise to hold rates steady for a "considerable period" from its statement. February marked the third straight monthly decline in yields, the longest stretch since September of 2002, and the quarter-end showed yields continuing to trade in an increasingly narrow range. The market witnessed a strong rally towards the end of the quarter immediately after the weak February payroll report came out on March 5th, followed by a relatively uneventful period.

Over the past year, one mortgage manager was added to the Portfolio in order to further diversify fixed income exposure, while another mortgage focused manager was completely redeemed from the Portfolio.

EVENT DRIVEN PLUS
Event driven plus strategies had very strong performance since the beginning of the fiscal year in March 2003. This RSG performed well during the second quarter of 2003, as most managers in this RSG turned in varying degrees of positive performance. The continuation of the rally in sub-investment grade credit created a backdrop for profit generation. The Bear Stearns High Yield Index, up 9.90% for the quarter, continued to perform well following the massive sell-off in sub-investment grade credit last summer. As has been the case throughout the rally, the weakest rated credits were the quarter's biggest winners. A generally improving sub-investment grade credit market provided opportunities for profit generation in the third quarter of 2003, as the Bear Stearns High Yield Index finished up 2.4% for these three months. The stable yield environment enabled managers to capture some carry from their long positions and favorable steps forward in various bankruptcy restructuring processes provided additional positive performance. This strategy was solidly profitable during the final quarter of 2003. A continuation of the rally in sub-investment grade credit (the Bear Stearns High Yield Index was up 6.2%) extended what has been a favorable environment for strong performance for event driven strategies. During the first quarter of 2004, the rally in sub-investment grade credit continued, especially over the first two weeks of the year. In February, though it was a challenging month, this strategy continued to be profitable even with the Bear Stearns High Yield Index being down on a total return basis for only the second month in the last 16. The end of the quarter was mixed for the macro environment with credit starting off well and volatility being neutral in the beginning of March, only for both to reverse mid-month, and then again in the final week of the quarter.

In the past twelve months, the Investment Adviser redeemed fully from one convertible arbitrage manager as the senior portfolio manager left their firm. A new multi-strategy event driven manager was added, with a particular focus on credit to further diversify the Portfolio. In addition, one convertible arbitrage manager was removed from the Portfolio, as was one distressed manager. These moves were made to reduce credit exposure in the Portfolio and to make remaining manager positions more meaningful to the overall Portfolio's performance.

MARKET OUTLOOK

DISCRETIONARY
-------------
April started off on a good note with the release of a surprisingly strong U.S. jobs report. Before the release, some economists wondered about inconsistencies between the employment figures and other economic data. Now, at least for a moment, the economic data seems to be supportive of those investors who are bullish on the economy. Although equity valuations do not appear cheap, it seems that there is enough bullishness among market participants to propel equity markets higher. While some long-short equity managers reduced their net long exposure during the March sell-off, most of them remain bullish on the market. At the same time, investors' sentiments may change quickly if there is any major disappointing economic news or a new terrorist attack. In fixed income markets, we may have seen the lows in interest rates with yields poised to move higher. Currency markets still appear to be range bound in the near term. If there is a continued global recovery, commodity markets should perform well, aiding discretionary and trend-following CTAs. Overall, despite the challenging global environment, the Investment Adviser believes that significant opportunities still exist.

EQUITY ARBITRAGE
-----------------
After several months of disappointing employment news, the better-than expected rise in job creation finally arrived on April 2nd, which immediately caused a sell-off in bonds and a buying frenzy in stocks. Additionally, dollar strength and a muchneeded pause in the rise of oil prices also contributed to the stock market's gains. For the first week of April, the Dow Jones Industrial Average added 2.5%, the S&P rose 3.4% and the Nasdaq jumped 5%. Not surprisingly, the more economically sensitive areas of the market led the way with technology, industrial and basic materials up between 4% and 5%. The laggards were the more defensive names, including utilities, financial stocks, and cyclicals, which were up between 1% and 2.5%. The rise in cyclicals seems to reinforce investors' belief that the economy appears in good shape. If the earnings reports that come out in the next few weeks are as good as expected, the equity market may resume its upward path. The Investment Adviser believes that the Portfolio's discretionary managers might then bounce back from last month's negative performance,

5/26/04
                                                CITIGROUP [GRAPHIC OMITTED]
                                                         ALTERNATIVE INVESTMENTS

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
Series M

assuming terrorist related concerns diminish and the economy continues to advance. Given this scenario, equity market neutral managers may continue to generate positive returns with investors paying closer attention to quality and valuation. Statistical arbitrage managers are also currently expected to perform well, as the current low levels of volatility are unlikely to continue.

FIXED INCOME ARBITRAGE
----------------------
The 308,000 non-farm jobs added in March versus the consensus of 120,000 immediately caused Treasury yields to move higher, swap spreads to widen and implied volatility to surge. Between March 26th and the morning of April 2nd, yields on the 5-year and 10-year notes rose by 31 bps and 28 bps, while the yields on the 2-year and 30-year treasuries rose by 27 bps and 21 bps, respectively. Thus, the short end of the curve steepened, while the intermediate (5's/10's) and long end (10's/30's) flattened. Meanwhile, TIPS outperformed nominals, with break-even spreads widening on both short-term and long-term maturities. The sharp movement in rates, combined with increased volatility, is likely to result in short-term dislocations, and hence provide greater trading opportunities for global rates focused managers. Mortgages cheapened through much of March, as lower mortgage rates reignited prepayment concerns. The performance of mortgage managers will depend on how the key factors affecting mortgages, such as supply and demand, prepayment, and volatility play out in April.

EVENT DRIVEN PLUS
-----------------
The Investment Adviser's outlook for event driven strategies is largely unchanged going farward. With respect to the Portfolio's convertible arbitrage allocation, the Investment Adviser continues to favor volatility-oriented arbitrageurs. This decision paid off in March. Following interim volatility highs in mid-March, the VIX index (one measure of broad equity volatility) traded back down to levels where the potential for realizing value through convertible positioning appears attractive. Increased deal activity bodes well for merger arbitrageurs and event driven specialists. In terms of new deal announcements, March slowed relative to the first two months of the year; global deal volume for the 1st quarter of 2004, at $538 billion, was more than double that of the same periods for both 2002 and 2003 and 35% more than in the first quarter of 2001. One must go back to the 1st quarter of 2000, the last rich year for merger arbitrage returns, to see volume greater than current levels. As mentioned last month, with respect to distressed investing, the Investment Adviser believes it may pay to be more trading-oriented in the near-term, as the broad market rally may be nearer to its end than to its beginning. Once again, specific credit selection should prove to be very important to alpha generation going forward. Lastly, the Investment Adviser is always wary of unforeseen economic or geopolitical events that could temporarily impair short volatility strategies like distressed investing and merger arbitrage. However, the Investment Adviser views its convertible arbitrage exposure as a hedge against such a scenario. In addition, many of the Portfolio's distressed specialists have built cash reserves and have increased short exposure given current market conditions.

Sincerely,
Clifford De Souza
SENIOR INVESTMENT OFFICER

POTENTIAL INVESTORS SHOULD CLEARLY UNDERSTAND THE RISKS INVOLVED IN AN INVESTMENT IN THE PORTFOLIO. INVESTING IN HEDGE FUNDS IS SPECULATIVE, NOT SUITABLE FOR ALL CLIENTS, AND INTENDED FOR EXPERIENCED AND SOPHISTICATED INVESTORS WHO ARE WILLING TO BEAR THE HIGH ECONOMIC RISKS OF THE INVESTMENT, WHICH CAN INCLUDE:

     o LOSS OF ALL OR A SUBSTANTIAL PORTION OF THE INVESTMENT DUE TO LEVERAGING, SHORT-SELLING OR OTHER SPECULATIVE INVESTMENT PRACTICES;
     o LACK OF LIQUIDITY IN THAT THERE MAY BE NO SECONDARY MARKET FOR THE FUND AND NONE EXPECTED TO DEVELOP;
     o VOLATILITY OF RETURNS;
     o RESTRICTIONS ON TRANSFERRING INTERESTS IN THE FUND;
     o ABSENCE OF INFORMATION REGARDING VALUATIONS AND PRICING;
     o DELAYS IN TAX REPORTING;
     o LESS REGULATION AND HIGHER FEES THAN MUTUAL FUNDS; AND
     o MANAGER RISK.

OPINIONS EXPRESSED IN THIS REPORT ARE INTENDED SOLELY AS GENERAL MARKET COMMENTARY AND DO NOT CONSTITUTE INVESTMENT ADVICE OR A GUARANTEE OF RETURNS.

--------------------------------------------------------------------------------
UNITS OF CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC ARE NOT DEPOSITS IN, OBLIGATIONS OF, OR GUARANTEED BY SMITH BARNEY, CITIGROUP OR ANY OF THEIR AFFILIATES, ARE NOT GOVERNMENT GUARANTEED AND INVOLVE INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

5/26/04
                                                CITIGROUP [GRAPHIC OMITTED]
                                                         ALTERNATIVE INVESTMENTS

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
Series M


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The performance information and investment opportunities contained herein are for informational purposes and are not to be construed as indicative of the future performance or investment strategy of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC.

5/26/04
                                                CITIGROUP [GRAPHIC OMITTED]
                                                         ALTERNATIVE INVESTMENTS

[GRAPHIC OMITTED]
KPMG

                               KPMG LLP
                               757 Third Avenue
                               New York, NY 10017


             Report of Independent Registered Public Accounting Firm
             -------------------------------------------------------

To the Members and Board of Directors of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC-Multi-Strategy
Series M

We have audited the accompanying statement of assets and liabilities of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC-Multi-Strategy Series M (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statements of operations and cash flows for the year then ended, and the statements of changes in members' capital and the financial highlights for the year ended March 31, 2004 and the period January 1, 2003 (commencement of operations) to March 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of March 31, 2004, by inspection of investment subscription documents and confirmation with underlying investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC-Multi-Strategy Series M, as of March 31, 2004, the results of its operations and its cash flows for the year then ended, and the changes in members' capital and financial highlights for the year ended March 31, 2004 and the period from January 1, 2003 through March 31, 2003, in conformity with U.S. generally accepted accounting principles.





                                          /s/ KPMG LLP

New York, New York
May 21, 2004


           KPMG LLP, a U.S. limited liability partnership, is the U.S.
             member firm of KPMG International, a Swiss cooperative.

                       CITIGROUP ALTERNATIVE INVESTMENTS
       MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2004

--------------------------------------------------------------------------------

ASSETS

Cash and cash equivalents                                          $  7,370,329
Investments, at fair value (Cost: $50,869,298)                       56,086,692
Receivable from investment funds                                        308,959
Other assets                                                            122,091
                                                                ----------------

      TOTAL ASSETS                                                   63,888,071
                                                                ----------------

LIABILITIES

Contributions received in advance                                     4,202,200
Redemptions payable                                                     471,019
Management fee payable                                                   98,644
Offering costs payable                                                  109,632
Accounts payable and accrued expenses                                   390,409
                                                                ----------------

      TOTAL LIABILITIES                                               5,271,904
                                                                ----------------

         MEMBERS' CAPITAL (54,616.963 UNITS OUTSTANDING)           $ 58,616,167
                                                                ================

      NET ASSET VALUE PER UNIT                                     $   1,073.22
                                                                ================


The accompanying notes are an integral part of these financial statements.

                       CITIGROUP ALTERNATIVE INVESTMENTS
       MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2004

--------------------------------------------------------------------------------

                                                                                COST        FAIR VALUE    % OF MEMBERS'
                                                                                                             CAPITAL
INVESTMENTS IN INVESTMENT FUNDS
         FIXED INCOME ARBITRAGE
            Alliance High Grade Strategy Partners, L.P. - a              $ 1,290,000    $    1,374,018        2.34%
            Concordia I, L.P. - a                                            630,000           672,208        1.15%
            PIMCO Global Relative Value Fund, L.L.C. - b                   1,060,000         1,075,858        1.84%

         EVENT DRIVEN
            Brencourt Multi-Strategy, L.P. - b                             $ 800,000    $      909,675        1.55%
            Canyon Value Realization Fund, L.P. - b                        1,300,000         1,488,474        2.54%
            Courage Special Situations Fund, L.P.  - b                       800,000         1,070,738        1.83%
            GoldenTree High Yield Partners, L.P. - b                       1,350,000         1,771,857        3.02%
            Lydian Partners II, L.P. - b                                   1,300,000         1,484,481        2.53%
            MW Post Opportunity Fund L.P. - b                              1,280,000         1,623,635        2.77%
            Purchase Associates II, L.P. - b                                 800,000           857,399        1.46%
            Taconic Capital Partners 1.5, L.P. - b                           878,848           930,624        1.59%
            West Broadway Partners, L.P. - b                                 800,000           851,507        1.45%

         EQUITY ARBITRAGE
            Frontpoint Utility & Energy, L.P. - b                        $ 5,050,000    $    5,249,614        8.96%
            Jemmco Partners, L.P. - c                                      1,700,000         1,748,021        2.98%
            Pentangle Partners, L.P. - a                                   2,817,000         2,966,889        5.06%
            SSI Long/Short Equity Market Neutral, L.P.  - b                2,707,000         2,689,235        4.59%

         DISCRETIONARY
            Chilton Small Cap Partners, L.P. Class A - c                 $ 2,620,000    $    3,361,045        5.73%
            Delta Institutional, L.P. - b                                  2,290,000         3,068,809        5.24%
            North River Partners,  L.P. - d                                2,370,000         2,919,851        4.98%
            North Sound Legacy Insitutional Fund, L.L.C. - b               3,000,000         3,393,713        5.79%
            Prism Partners I, L.P. - b                                     4,000,000         4,385,807        7.48%
            The Capital Hedge Fund Ltd - a                                 2,000,000         2,057,577        3.51%
            Willow Creek Capital Partners, L.P. - b                        3,800,000         3,869,807        6.60%
            Woodallen Global Fund L.P. - b                                 2,000,000         2,039,400        3.48%

                                                               ---------------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                                   $ 46,642,848    $   51,860,242       88.47%

SHORT TERM INVESTMENTS
            BlackRock PIF Temp Fund                                      $ 4,226,450    $    4,226,450        7.21%
                                                               ---------------------------------------------------------
TOTAL INVESTMENTS                                                       $ 50,869,298    $   56,086,692       95.68%

OTHER ASSETS, LESS LIABILITIES                                                          $    2,529,475        4.32%
                                                                                     -----------------------------------

MEMBERS' CAPITAL                                                                        $   58,616,167     100.00%
                                                                                     ===================================

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a -  Redemptions  permitted  monthly
b -  Redemptions  permitted  quarterly
c -  Redemptions permitted annually
d -  Redemptions permitted semi-annually


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             STATEMENT OF OPERATIONS
                            YEAR ENDED MARCH 31, 2004

--------------------------------------------------------------------------------

INVESTMENT INCOME
      Interest                                                         $ 17,660
                                                                  --------------

            TOTAL INVESTMENT INCOME                                      17,660
                                                                  --------------

EXPENSES
      Management fees                                                 1,004,160
      Professional fees                                                 169,191
      Amortization of offering costs                                    157,616
      Administration fees                                               150,528
      Marketing fees                                                     32,037
      Custodian fees                                                     11,622
      Directors' fees and expenses                                       14,914
      Miscellaneous expenses                                            118,047
                                                                  --------------

            Total expenses                                            1,658,115
                                                                  --------------

            Net investment loss                                      (1,640,455)
                                                                  --------------

Realized and unrealized gain on investments:

Net realized gain on investments                                        153,563
Net change in unrealized appreciation on investments                  5,066,719
                                                                  --------------

Net realized and unrealized gain on investments                       5,220,282
                                                                  --------------

Increase in members' capital derived from investment activities     $ 3,579,827
                                                                  ==============


The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                    STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
      FOR THE YEAR ENDED MARCH 31, 2004 AND FOR THE PERIOD JANUARY 1, 2003
               (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2003
--------------------------------------------------------------------------------

                                                                   YEAR ENDED      THREE MONTHS ENDED
                                                                 MARCH 31, 2004      MARCH 31, 2003
FROM INVESTMENT ACTIVITIES

      Net investment loss                                        $ (1,640,455)         $  (345,795)
      Net realized gain (loss) on investments                         153,563               (1,900)
      Net change in unrealized appreciation on investments          5,066,719              150,675
                                                                --------------       --------------

         INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM INVESTMENT ACTIVITIES                         3,579,827             (197,020)

MEMBERS' CAPITAL TRANSACTIONS

      Capital contributions                                        28,484,025           28,049,050
      Capital withdrawals                                          (1,299,715)                   -
                                                                --------------       --------------

         INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                         27,184,310           28,049,050


         MEMBERS' CAPITAL AT BEGINNING OF PERIOD                   27,852,030                    -
                                                                --------------       --------------


         MEMBERS' CAPITAL AT END OF PERIOD
         (54,616.963 AND 28,040.607 UNITS
         OUTSTANDING AT MARCH 31, 2004 AND                       $ 58,616,167         $ 27,852,030
         2003, RESPECTIVELY)                                    ==============       ==============

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             STATEMENT OF CASH FLOWS
                            YEAR ENDED MARCH 31, 2004

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital derived from investment activities          $  3,579,827
Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
      Increase in investments, at fair value                              (31,225,017)
      Increase in receivable from investment funds                           (308,959)
      Decrease in receivable from affiliate                                    85,327
      Decrease in other assets                                                 18,022
      Increase in management fee payable                                       52,146
      Increase in offering costs payable                                       65,110
      Increase in accounts payable and accrued expenses                       251,349
                                                                        --------------
         NET CASH USED IN OPERATING ACTIVITIES                            (27,482,195)

CASH FLOWS FROM FINANCING ACTIVITIES
      Capital contributions                                                28,484,025
      Capital withdrawals                                                    (828,696)
      Increase in contributions received in advance                           462,750
                                                                        --------------
         NET CASH PROVIDED BY FINANCING ACTIVITIES                         28,118,079

                                                                        --------------
            Net increase in cash and cash equivalents                         635,884

            Cash and cash equivalents at beginning of period                6,734,445
                                                                        --------------
            Cash and cash equivalents at end of period                   $  7,370,329
                                                                        ==============

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                              FINANCIAL HIGHLIGHTS
      FOR THE YEAR ENDED MARCH 31, 2004 AND FOR THE PERIOD JANUARY 1, 2003
               (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2003
--------------------------------------------------------------------------------


FOR A UNIT OUTSTANDING THROUGHOUT THE PERIOD
                                                                 YEAR ENDED            THREE MONTHS ENDED
                                                               MARCH 31, 2004            MARCH 31, 2003


NET ASSET VALUE, BEGINNING OF PERIOD:                           $     993.27             $   1,000.00
                                                               ==============           ===============
      INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss                                             (34.35)                  (13.23)
      Net realized and unrealized gain on investments                 114.30                     6.50
                                                               --------------           ---------------
      TOTAL FROM INVESTMENT OPERATIONS                                 79.95                    (6.73)
                                                               --------------           ---------------

NET ASSET VALUE, END OF PERIOD:                                 $   1,073.22             $     993.27
                                                               ==============           ===============

TOTAL RETURN                                                           8.05%                (0.67%)**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                       $ 58,616,167             $ 27,852,030
                                                               ==============           ===============
Portfolio turnover                                                    22.76%                 25.96% *
Ratio of expenses to average net assets                                3.31%                  5.44% *
Ratio of net investment loss to average net assets                    (3.28%)               (5.39%) *

*  Annualized.
** Total return for a period of less than a full year is not annualized.


THE ABOVE RATIOS MAY VARY FOR INDIVIDUAL INVESTORS BASED ON THE TIMING OF CAPITAL TRANSACTIONS DURING THE PERIOD.


The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC ("the Company") was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 ("1933 Act"). The Company consists of two separate series, Multi-Strategy Series M and Multi-Strategy Series G (each a "Series"). The financial statements included herein are for Multi-Strategy Series M. The investment objective of Multi-Strategy Series M is to achieve capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as "alternative" strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of Multi-Strategy Series M can be described as a fund of hedge funds.

         Units of Multi-Strategy Series M are sold to eligible investors (referred to as "Members"). The minimum initial investment in Multi-Strategy Series M from each Member is $25,000 (and was $50,000 from January 1, 2003 to November 1, 2003); the minimum additional investment is $10,000.

         Citigroup Alternative Investments LLC ("CAI", or the "Adviser"), a Delaware limited liability company and indirect, wholly owned subsidiary of Citigroup Inc., serves as Multi-Strategy Series M's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of Multi-Strategy Series M's assets to various Investment Funds. AMACAR Partners, Inc. is the managing member of Multi-Strategy Series M and has delegated substantially all authority to oversee the management of the operations and assets of Multi-Strategy Series M to the Board of Directors.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda. Multi-Strategy Series M values these investments at fair value based on financial data supplied by the Investment Funds.

         a.  PORTFOLIO VALUATION

         The net asset value of Multi-Strategy Series M is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

                                      -8-
                                                                     (continued)

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

         Multi-Strategy Series M's investments in Investment Funds are carried at fair value as determined by Multi-Strategy Series M's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements. Each Investment Manager to which the Adviser allocates assets will charge Multi-Strategy Series M, as investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually.

         As a general matter, the fair value of Multi-Strategy Series M's investment in an Investment Fund represents the amount that Multi-Strategy Series M can reasonably expect to receive from an Investment Fund if Multi-Strategy Series M's investment were redeemed at the time of valuation, based on information available at the time. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a Member's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. Multi-Strategy Series M does not take a liquidity discount on any Investment Funds held. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

         b.  FUND EXPENSES

         Multi-Strategy Series M bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for Multi-Strategy Series M's account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors. Costs incurred in connection with the initial offering were deferred and amortized over the first twelve months of operations; costs incurred in connection with Multi-Strategy Series M's subsequent registration under the 1933 Act have been deferred and are being amortized over the twelve months commencing after the effective date of such registration statement.

         c.  INCOME TAXES

         Multi-Strategy Series M currently intends to operate as a partnership and not as an association or publicly traded partnership taxable as a corporation for U.S. federal income tax purposes. Each Member will be required to report on his, her or its own annual tax return the Member's distributive share of Multi-Strategy Series M's taxable income or loss.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

         d.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, N.A. account which pays money market rates and are accounted for at cost plus accrued interest.

         e.  CONTRIBUTIONS RECEIVED IN ADVANCE

         Contributions received in advance of $4,202,200 represents subscriptions received to be credited to Members' capital accounts on April 1, 2004. Such amount is included within the short term investments balance as depicted on the accompanying schedule of investments.

         f.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing Multi-Strategy Series M's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  MANAGEMENT FEE, ADMINISTRATIVE FEE, RELATED PARTY TRANSACTIONS AND
         OTHER

         CAI, as Adviser, provides certain management and administrative services to Multi-Strategy Series M. CAI acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, CAI also provides office space and other support services. In consideration for such services, Multi-Strategy Series M will pay the Adviser a monthly management fee equal to 0.167% (2.00% on an annualized basis) of end of month Members' capital. The Adviser will pay a portion of the fee to its affiliates.

         In addition, CAI allocated certain marketing related expenses of $32,037 to Multi-Strategy Series M during the year ended March 31, 2004.

         Placement agents may be retained by the Company to assist in the placement of Units. A placement agent, which may be affiliated with the Adviser, will generally be entitled to receive a fee from each investor in the Company whose Units the Agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in a Series. Placement agents may also be reimbursed by the Company with respect to certain out-of-pocket expenses.

         Citigroup Global Markets, Inc. ("CGM"), an affiliate of CAI and a wholly owned subsidiary of Citigroup, Inc. serves as a placement agent of the Multi-Strategy Series M Units. For the year ended March 31, 2004, CGM earned $418,975 in placement fees on Multi-Strategy Series M Units. Such fees are deducted from an investor's gross contribution amount.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

         On March 18, 2004, the Company entered into an agreement with a third party to act as an additional placement agent for Multi-Strategy Series M Units. Placement fees may range from 0 to 3%. In addition, the Adviser may also pay a portion of its management fee to such placement agent.

         Multi-Strategy Series M pays CAI a monthly fee of 0.025% (0.30% on an annualized basis) for administration based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain expenses. CAI, as Administrator, has retained PFPC Inc. ("PFPC"), an independent third party and wholly-owned subsidiary of PNC Bank, N.A., to assist in the performance of its administrative duties. PFPC provides certain accounting, record keeping, tax and investor related services.

         Each Director who is not an "interested person" of Multi-Strategy Series M, as defined by the 1940 Act, receives an annual retainer of $10,000 plus a fee per meeting of the Board of Directors of $500. Any Director who is an "interested person" does not receive any annual or other fee from Multi-Strategy Series M. All Directors are reimbursed for all reasonable out of pocket expenses. Total amounts expensed related to Directors by Multi-Strategy Series M for the period April 1, 2003 through March 31, 2004 were $14,914.

         PFPC Trust Company (an affiliate of PNC Bank, N.A.) serves as custodian of Multi-Strategy Series M's assets and provides custodial services for Multi-Strategy Series M. Fees payable to the custodian and reimbursement for certain expenses are paid by Multi-Strategy Series M.

     4.  SECURITIES TRANSACTIONS

         The following table lists the aggregate purchases, proceeds from sales of Investment Funds, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation as of March 31, 2004. At March 31, 2004, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

         Aggregate purchases                         $32,188,848
         Aggregate proceeds from sales               $10,410,564
         Gross unrealized appreciation               $ 5,235,159
         Gross unrealized depreciation               $    17,765
         Net unrealized appreciation                 $ 5,217,394

         Receivable from investment funds represents partial redemptions as of March 31, 2004.

     5.  CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

         Generally, initial and additional subscriptions for Units may be accepted as of the first day of each month. CAI has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Units in Multi-Strategy Series M. The Board of Directors

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------

         from time to time and in its complete and exclusive discretion, may determine to cause Multi-Strategy Series M to repurchase Units from Members pursuant to written tenders by Members on such terms and conditions as it may determine. CAI expects that it typically will recommend to the Board of Directors that the Company offer to repurchase Units from Members quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

         Net profits or net losses of Multi-Strategy Series M for each month-end will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of each month in accordance with the Members' respective investment percentages for the month.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which Multi-Strategy Series M invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps.

                                 FUND MANAGEMENT
                                   (UNAUDITED)

         The Company's officers are appointed by the Directors and oversee the management of the day-to-day operations of the Company and each Series under the supervision of the Board of Directors. Two of the Directors and all of the officers of the Company are directors, officers or employees of the Adviser, the Managing Member, their subsidiaries or Citigroup. The other Directors are not affiliated with the Adviser, the Managing Member, their subsidiaries or Citigroup and are not "interested persons" as defined under Section 2(a)(19) of the 1940 Act (the "Independent Directors"). The Directors and officers of the Company also may be directors and officers of other investment companies managed, advised, administered or distributed by Citigroup or its subsidiaries. A list of the Directors and officers of the Company and a brief statement of their present positions and principal occupations during the past five years are set out below. To the fullest extent allowed by applicable law, including the 1940 Act, the Limited Liability Company Agreement indemnifies the Directors and officers for all costs, liabilities and expenses that they may experience as a result of their service as such.

         Certain of the Directors and officers of the Company are also directors and/or officers of other investment companies that are advised by the Adviser or its affiliates. The address for each Director and officer in his or her capacity as such is 399 Park Avenue, 7th Floor, New York, N.Y. 10043.

                              INDEPENDENT DIRECTORS
                             (INFORMATION UNAUDITED)


                                                               PRINCIPAL
                     POSITION(S) HELD  TERM OF OFFICE*       OCCUPATION(S)             NUMBER OF PORTFOLIOS           OTHER
     NAME                  WITH         AND LENGTH OF           DURING                    IN FUND COMPLEX        DIRECTORSHIPS
    AND AGE            THE COMPANY       TIME SERVED         PAST 5 YEARS              OVERSEEN BY DIRECTOR     HELD BY DIRECTOR
----------------     ----------------  --------------- -------------------------       --------------------  -----------------------
Charles Hurty        Director          November 2002   Business Consultant             Two                   GMAM Absolute
(born 1943)                            to present      since October 2001;                                   Return Strategies
                                                       prior thereto, partner                                Fund, LLC
                                                       with accounting firm
                                                       of KPMG, LLP.


Steven Krull         Director          November 2002   Professor of Finance            Two                   None
(born 1957)                            to present      at Hofstra
                                                       University; Business
                                                       Consultant.

David Scudder        Director          November 2002   Vice President of               Two                   New England
(born 1936)                            to present      Trusts of Harvard                                     Conservatory, The
                                                       Management Company                                    Advisory
                                                       (HMC) since February                                  Committee for the
                                                       1999; prior thereto,                                  Office for the
                                                       Partner and                                           Arts at Harvard
                                                       Portfolio Manager                                     University, the
                                                       for Wellington                                        Boston Lyric
                                                       Management Co., LLP.                                  Opera,
                                                                                                             Massachusetts Eye
                                                                                                             and Ear Infirmary

---------
* Term of office of each Director is indefinite.


                                                               PRINCIPAL
                     POSITION(S) HELD  TERM OF OFFICE*       OCCUPATION(S)             NUMBER OF PORTFOLIOS           OTHER
     NAME                  WITH         AND LENGTH OF           DURING                    IN FUND COMPLEX        DIRECTORSHIPS
    AND AGE            THE COMPANY       TIME SERVED         PAST 5 YEARS              OVERSEEN BY DIRECTOR     HELD BY DIRECTOR
----------------     ----------------  --------------- -------------------------       --------------------  -----------------------

Clifford De Souza    President and     November 2002   Senior Vice President with      Two                   On the Board of a
(born 1961)          Director          to present      Citigroup Alternative                                 privately offered
                                                       Investments LLC since                                 investment fund
                                                       November 2001; prior                                  advised by the
                                                       thereto, Chief Operating                              Advisor.
                                                       Officer of Plusfunds Ltd.
                                                       Since November 1999, prior
                                                       thereto, co-head Emerging
                                                       Market Debt and Foreign
                                                       Exchange trading for
                                                       Warburg Dillon Read/UBS
                                                       from August 1995.


Janet Holmes         Vice President    November 2002   Managing Director with          Two                   None
(born 1959)          and Director      to present      Citigroup Alternative
                     (Chair)                           Investments LLC since
                                                       December 2001; prior
                                                       thereto, Managing
                                                       Director, Head of Product
                                                       Development and Head of
                                                       Hedge Fund Review and
                                                       Appeal for PlusFunds Ltd.
                                                       since January 2000; prior
                                                       thereto, Vice President
                                                       with Standard & Poor's
                                                       since February 1997.

---------
* Term of office of each Director is indefinite.

                                   OFFICERS
                           (INFORMATION UNAUDITED)




                     POSITION(S) HELD       TERM OF OFFICE*
     NAME                  WITH              AND LENGTH OF                                 PRINCIPAL OCCUPATION(S)
    AND AGE            THE COMPANY            TIME SERVED                                    DURING PAST 5 YEARS
----------------     ----------------  ------------------------        -------------------------------------------------------------

Clifford De Souza    President and     November 2002 to present        See table for "Interested Directors" above.
(born 1961)          Director


Janet Holmes         Vice President    November 2002 to present        See table for "Interested Directors" above.
(born 1959)          and Director
                     (Chair)

Claudio Macchetto    Treasurer         November 2002 to present        Vice President with Citigroup Alternative Investments LLC
(born 1970)                                                            since October 2002; prior thereto, Head of Business
                                                                       Development since October 2001; Vice President, Citigroup
                                                                       Corporate Development from March 2001 to October 2001;
                                                                       First Vice President, Smith Barney Inc. from September 1999 to February 2001; prior thereto, Senior Associate in the
                                                                       Financial and Health Services Group with Booz, Allen &
                                                                       Hamilton Inc. since August 1999 and Associate since
                                                                       September 1996.


Sonia Rubinic        Secretary         November 2002 to present        Director, Citigroup Alternative Investments LLC since
(born 1965)                                                            April 1997.

Bernadette Reynolds  Assistant         November 2002 to present        Vice President with Citigroup Alternative Investments LLC
(born 1971)          Secretary                                         since July 2002; prior thereto, Senior Associate and Client
                                                                       Service Manager with Morgan Stanley since December 2000;
                                                                       prior thereto, Director of Operations with PlusFunds.com
                                                                       March 2000 to November 2000; Assistant Vice President with
                                                                       Chase Manhattan Bank from October 1998 to February 2000;
                                                                       Senior Client Executive with Morgan Stanley Global
                                                                       Securities from June 1997 to October 1998.


         Other than as described above, since December 1, 2003, none of the Independent Directors who is a director of another investment company whose adviser and principal underwriter is Citigroup Alternative Investments LLC has held any other position with (i) the Company, (ii) an investment company having the same adviser or principal underwriter as the Company or an adviser or principal underwriter that controls, is controlled by or is under common control with the Adviser, (iii) the Adviser or other affiliate of the Company or (iv) any person controlling, controlled by or under common control with the Adviser. None of the Directors currently owns Units of either Series, nor do they own equity securities issued by other investment companies in the Fund Complex.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         As of the end of the period covered by the report, the registrant's board of directors has determined that Charles Hurty is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $75,000 for 2003 and $95,000 for 2004.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2003 and $0 for 2004.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $50,000 for 2003 and $0 for 2004.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2003 and $0 for 2004.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The Audit Committee will approve in advance any audit and non-audit services to be provided by the audit firm to (i) the Fund; (ii) the Fund's investment adviser (non-audit services only); or (iii) any affiliates of such investment adviser (non-audit services only) that provide ongoing services to the Fund if the engagement relates directly to the Fund's operations and financial reporting; provided, that any single member of the Committee may approve such services on behalf of the Committee if payments for such services are reasonably estimated at less than $10,000 and such approval is reported to the Committee at it next regular meeting; and provided further, that no such non-audit service may be approved if prohibited by applicable rules of the Securities and Exchange Commission.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $29,600 for 2003 and $5,000 for 2004.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                        CITIGROUP ALTERNATIVE INVESTMENTS
                    MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC.

                             Proxy Voting Procedures
                             -----------------------


Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (the "Fund"), a "series" investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), has adopted these proxy voting procedures (the "Procedures") in accordance with, and for the purpose of complying with, rules related to proxy voting promulgated by the Securities and Exchange Commission ("SEC") under the 1940 Act and the Investment Advisers Act of 1940, as amended (the "Advisers Act").

DELEGATION OF PROXY VOTING. The Fund has delegated the responsibility for voting proxies of its underlying portfolio funds (or other underlying securities) to its investment adviser, an adviser registered with the SEC pursuant to the Advisers Act. The investment adviser, Citigroup Alternative Investments LLC ("CAI"), has adopted proxy-voting procedures, including those designed to address any material conflicts of interests between CAI and its clients ("Adviser Procedures"), which have been reviewed and approved by the Board of Directors of the Fund and are attached hereto.

ANNUAL REVIEW. The Board of Directors of the Fund will review the Procedures and the Adviser Procedures annually to ensure the procedures are reasonably designed to ensure compliance with all relevant proxy-voting rules that are applicable to the Funds.

FORM N-PX. Commencing in 2004, the Fund will cause Form N-PX to be filed by August 31 each year and will include proxy-voting information for the one-year period ending that June 30. Form N-PX is an annual filing of the Fund's complete proxy voting record which requires information disclosing: (1) each proxy proposal subject matter; (2) if the proxy proposal was proposed by the issuer or a shareholder; (3) how the Fund cast its votes; and (4) if the vote cast was for or against management.

NOTE: BY AUGUST 31, 2004, THE FUND WILL BE REQUIRED TO FILE FORM N-PX FOR THE PERIOD JULY 1, 2003 TO JUNE 30, 2004.

DISCLOSURE OF PROXY PROCEDURES. Commencing in 2003, the Fund will ensure that a description of its (and CAI's) proxy-voting procedures, including procedures related to proxy-voting conflicts of interest, are disclosed in its Offering Memorandum (the Statement of Additional Information portion, if applicable) and shareholder reports.

NOTE:  REQUIRED WITH THE NEXT SUCH DOCUMENT FILED WITH THE SEC.

AVAILABILITY OF PROXY VOTING PROCEDURES AND VOTING RECORD. Commencing in 2004, the Fund will state in its Offering Memorandum (the Statement of Additional Information portion, if applicable) and shareholder reports that its proxy voting procedures and voting records are available free of charge directly from the Fund (or its designee) as well as from the SEC website.

The Fund will make its proxy voting records available on either a Fund or CAI website or upon request by calling a toll-free or collect telephone number.

NOTE: REQUIRED WITH THE NEXT SUCH DOCUMENT FILED WITH THE SEC ON OR AFTER AUGUST 31, 2004.

Adopted:  September 18, 2003

                                       2



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under  the  1940  Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not yet effective.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   Citigroup Alternative Investments Multi-Adviser Hedge Fund
               Portfolios LLC
               -----------------------------------------------------------------

By (Signature and Title)*  /s/ Clifford De Souza
                         -------------------------------------------------------
                           Clifford De Souza, President
                           (principal executive officer)

Date     June 10, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Clifford De Souza
                         -------------------------------------------------------
                           Clifford De Souza, President
                           (principal executive officer)

Date     June 10, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Claudio Macchetto
                         -------------------------------------------------------
                           Claudio Macchetto, Chief Financial Officer
                           (principal financial officer)

Date     June 10, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.